SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Effects of Stock-Based Compensation in the Statements of Operations

The following table summarizes the effects of stock-based compensation resulting from the application of ASC 718 included in the Statements of Operations as follows:

	Year ended December 31,
	2 0 1 4	2 0 1 3	2 0 1 2
Cost of Revenues:
Products	$375	$310	$305
Services	178	140	106
Research and Development expenses	870	881	923
Sales and Marketing expenses	446	576	497
General and Administration expenses	255	188	96
Total	$2,124	$2,095	$1,927

Status of the Company's Share Option Plans

Summary of the status of the Company's share option plans as of December 31, 2014, 2013 and 2012, as well as changes during each of the years then ended, is presented below:

	2 0 1 4		2 0 1 3		2 0 1 2
	Share	Weighted average exercise	Share	Weighted average exercise	Share	Weighted average exercise
	options	price	options	Price	options	price

Outstanding - beginning of year	1,707,702	7.48	1,844,347	5.75	1,575,814	4.84
Granted	392,879	10.77	383,537	8.87	452,494	7.98
Exercised	473,616	5.48	513,896	2.34	131,922	2.03
Cancelled	92,323	8.09	6,286	5.73	52,039	7.1
Outstanding - year end	1,534,642	8.9	1,707,702	7.48	1,844,347	5.75

Options exercisable at year-end	644,685	8.11	738,915	6.35	867,134	3.86

Information about Share Options Outstanding

The following table summarizes information about share options outstanding as of December 31, 2014:

Outstanding as of				Exercisable as of
December 31, 2014				December 31, 2014
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
(US dollars)		(in years)	(US dollars)		(US dollars)

0.93-1.25	19,983	4.37	1.23	19,983	1.23
4.20-6.70	79,298	4.80	5.96	70,531	5.89
7.40-7.91	288,577	4.63	7.81	163,166	7.80
8.38-8.89	609,882	4.81	8.61	296,413	8.51
9.04-9.58	62,989	5.15	9.07	15,429	9.07
10.08-11.67	473,913	5.94	10.73	79,163	10.80
	1,534,642			644,685